Financial risk management - Sensitivity analysis for interest rates (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Apr. 16, 2021
Variable interest rate
Financial risk management
Accrued interest	$ 3,340,000	$ 2,700,000	$ 1,000,000
Hypothetical unfavorable change in interest rate (as a percent)		10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 37,180	$ 23,174	$ 3,736
Debt securities issued in the Mexican market on April 16, 2021
Financial risk management
Principal amount				$ 1,000,000	$ 1,000,000